Cover	Aug. 28, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by BiomX Inc. (the “Company”) with the Securities and Exchange Commission on August 28, 2026 (the “Original Report”), announcing the Company’s one-for-ten reverse stock split. This Amendment is being filed solely to provide additional information regarding the treatment of fractional shares in the reverse stock split. Item 8.01 of the Original Report is restated in its entirety below. Except as set forth herein, this Amendment does not modify or update any other disclosure in the Original Report.
Document Period End Date	Aug. 28, 2026
Entity File Number	001-38762
Entity Registrant Name	BIOMX INC.
Entity Central Index Key	0001739174
Entity Tax Identification Number	82-3364020
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	850 New Burton Road
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	9904
City Area Code	972
Local Phone Number	52-437-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	PHGE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false